CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash and cash equivalents	$ 53,677	$ 117,899
Term deposits		4,720
Restricted cash	15,547	16,312
Short-term investments	1,278
Accounts receivable, net of allowance for doubtful accounts of US$158 and US$661 as of September 30, 2015 and 2016, respectively	5,454	2,800
Inventories	971	871
Prepayment and other current assets	5,893	4,853
Amount due from a related party	208	103
Deferred tax assets, current portion	1,676	1,508
Deferred cost	1,118	1,163
Total current assets	85,822	150,229
Non-current assets
Property, plant and equipment, net	13,908	12,916
Goodwill	29,392	7,429
Other intangible assets, net	11,675	1,078
Deposit for purchase of non-current assets	1,116	93
Long-term investments	3,079
Other non-current assets	3,928	2,375
Total non-current assets	63,098	23,891
Total assets	148,920	174,120
Current liabilities
Bank borrowing	15,551	16,467
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$24,129 and US$26,279 as of September 30, 2015 and 2016, respectively)	30,564	25,993
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,474 and US$3,353 as of September 30, 2015 and 2016, respectively)	5,308	4,453
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$29,540 and US$35,437 as of September 30, 2015 and 2016, respectively)	36,332	29,563
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$5,245 and US$862 as of September 30, 2015 and 2016, respectively)	862	5,245
Total current liabilities	88,617	81,721
Non-current liabilities
Deferred tax liabilities, non-current portion	3,831	1,590
Total non-current liabilities	3,831	1,590
Total liabilities	92,448	83,311
Commitments and contingencies (Note 20)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2015 and 2016, respectively; Authorized - 500,000,000 and 500,000,000 shares at September 30, 2015 and 2016; Issued and outstanding - 142,406,933 and 131,729,773 shares at September 30, 2015 and 2016, respectively)	13	14
Additional paid-in capital	15,697	55,598
Accumulated other comprehensive income (loss)	(3,418)	2,735
Retained earnings	32,944	32,462
Total China Distance Education Holdings Limited shareholder's equity	45,236	90,809
Noncontrolling interest (Note 21)	11,236
Total equity	56,472	90,809
Total liabilities and equity	$ 148,920	$ 174,120